Loan And Credit Lines (Tables)	12 Months Ended
Dec. 31, 2013
Loan And Credit Lines [Abstract]
Schedule Of Maturities Of Long-Term Debt
The maturities of the principal amount for periods after December 31, 2013 are as follows:

2014 - current maturities	8,232
2015	8,232
2016	2,072

$18,536